Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Line Items]
Revenue	$ 140,522	$ 1,477,826	$ 2,927,460
Non-Affiliated Company
Revenue [Line Items]
Revenue	$ 140,522	$ 663,739	$ 72,591